Average Annual Total Returns{- Fidelity Advisor® Equity Value Fund} - 11.30 Fidelity Advisor Equity Value Fund - AMCIZ PRO-11 - Fidelity Advisor® Equity Value Fund	Fidelity Advisor Equity Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Equity Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Equity Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Equity Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Equity Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Equity Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Equity Value Fund-Class Z Return Before Taxes Inception Date	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	1.14%	7.68%	9.33%	0.72%	6.80%	8.74%	0.67%	5.89%	7.56%	3.30%	7.91%	9.31%	5.46%	8.11%	9.14%	7.63%	9.28%	10.29%	7.75%		8.06%	[1]	Feb. 01, 2017	2.87%	9.74%	10.36%

[1]	(a)Since inception February 1, 2017.